Shareholders' equity and share-based payments - Dividend (Details)	Jan. 11, 2018 dividend € / shares shares	Oct. 26, 2017 € / shares	Oct. 12, 2017 € / shares shares	Dec. 31, 2017 € / shares
Dividend
Number of quarterly interim dividends paid for the current fiscal year | dividend	2
Dividend (in Euros per share)	€ 0.62		€ 0.62
Share price for dividend paid in shares (in Euros per share)	€ 46.55		€ 41.12
Discount rate on share price for dividend paid in shares, as a percentage of average Euronext Paris opening price			5.00%
Number of trading days to determine stock dividend price	20 days		20 days
Number of shares issued in lieu of cash dividend | shares	7,087,904		25,633,559
Dividend decided by Board of Directors (in Euros per share)		€ 0.62
Dividend for the 2017 fiscal year, to be submitted at shareholders' meeting (in Euros per share)				€ 2.48
Balance of fiscal year dividend to be distributed after deducting quarterly interim dividends (in Euros per share)				€ 0.62